TRANSACTIONS WITH RELATED PARTIES - Detail of other balance due from and due (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	₫ 2,605,366	$ 109,166,429
Related party
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	2,605,366	109,166,429	₫ 1,978,097
Other current liabilities	44,338,043	1,857,791,125	17,325,317
Other	18,151,355	760,552,879	21,918,710
Related party | Short-term loans, advance to and receivables from related parties
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	2,605,366	109,166,429	1,978,097
Related party | Short-term advance to and receivables
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	2,605,366	109,166,429	1,432,697
Related party | Receivable from sale of vehicles | GSM JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	1,819,845
Related party | Receivable from sale of electric buses | Ecology JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	275,215
Related party | Receivable from sale of electric buses | Vinbus Ecology Transport Services LLC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	75,010
Related party | Receivable from sale of smart devices | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	87,735
Related party | Receivable from disposal of assets | VinES JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	237,184		1,000,000
Related party | Receivable from disposal of assets and selling material | VinFast Lithium Battery Pack LLC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties			46,270
Related party | Interest receivables | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties			133,626
Related party | Advance for purchase of vouchers | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties			91,944
Related party | Other receivables | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties			24,634
Related party | Receivable from providing services and disposal of assets | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties			45,676
Related party | Payment on behalf and others | VHIZ JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	36,760		38,413
Related party | Other advance and short-term receivables | Others
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	73,617		52,134
Related party | Short-term payables to and borrowings from related parties
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	44,338,043	1,857,791,125	17,325,317
Related party | Short-term payables
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	6,910,748	289,564,568	16,605,397
Related party | Payable relating to leaseback transaction and others | VHIZ JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	1,165,590		919,493
Other			14,274,362
Related party | Car vouchers which have not been redeemed | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities			699,390
Related party | Car vouchers which have not been redeemed | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	888,801		3,520,132
Related party | Interest payables and others | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	1,781,633		113,883
Related party | Payable for purchasing of raw materials and assets | Vinsmart Research and Manufacture JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	114,633		2,038,084
Related party | Payable relating to purchase of goods and services | VinES JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	901,233		8,816,483
Related party | Payable relating to purchase of assets and services | VIN3S JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	58,408		104,792
Related party | Other payables | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	1,496,378		84,801
Related party | Other payables | Others
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	504,072		308,339
Related party | Long-term payables to related parties
TRANSACTIONS WITH RELATED PARTIES
Other	18,151,355	760,552,879	21,918,710
Related party | Long-term payables
TRANSACTIONS WITH RELATED PARTIES
Other	15,765,658	$ 660,590,715	14,371,365
Related party | Payables relating to leaseback transaction and others | VHIZ JSC
TRANSACTIONS WITH RELATED PARTIES
Other	15,296,294
Related party | Interest payables | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Other	₫ 469,364		₫ 97,003